Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (41)	$ (41)
Non-current liability	548	700
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	689	731
Current service cost	9	10
Interest cost	14	12
Actuarial gains and changes in actuarial assumptions	(155)	(37)
Benefits paid	(31)	(27)
Divestiture	0	11
Foreign exchange	(28)	(11)
End of year	498	689
Beginning of year	532	517
Return on plan assets	(107)	25
Employer contributions	11	12
Benefits paid	(27)	(23)
Foreign exchange	(18)	1
End of year	391	532
Ending funded status– Plan deficit	107	157
Non-current asset	(41)	(41)
Current liability	2	2
Non-current liability	146	196
Net amount	107	157
Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	(86)	(112)
Current service cost	9	10
Interest cost	14	12
Return on plan assets	(23)	(21)
Actuarial losses	3	8
Net periodic benefit cost	$ 3	$ 9